Debt - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Line of credit facility, covenant terms, minimum liquidity	$ 30.0
Line of credit facility, covenant terms, minimum liquidity, minimum cash value required	$ 15.0
Line of credit facility, covenant terms, maximum ratio of net debt to adjusted EBITDA	2.75
Line of credit facility, covenant terms, minimum ratio of adjusted earnings before EBITDA	5.00
Line of credit facility, covenant terms, minimum solvency percentage	0.50
Line of credit facility, covenant terms, minimum percentage fair value of collateral	1.75
Minimum
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	2.40%
Maximum
Debt Instrument [Line Items]
Line of credit facility, interest rate during period	7.80%